INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

11. INCOME TAXES

Cayman

Under the current laws of the Cayman Islands, the Company, being a Cayman incorporated company, is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman withholding tax will be imposed.

BVI

Under the current laws of BVI, RDA Micro BVI and RDA International, being BVI incorporated companies, are not subject to tax on income or capital gain. In addition, upon payments of dividends by these companies to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

RDA Hong Kong, the Company’s subsidiary, is incorporated in Hong Kong. Prior to 2010, RDA Hong Kong was a trading entity whose profits were fully subject to profits tax at the prevailing rate of 16.5%. Beginning in 2010, RDA Hong Kong started to have substantial involvement in manufacturing arrangements in the PRC, and began to claim 50% of its profits as offshore sourced and excluded from profits subject to the 16.5% prevailing profits tax rate. In October 2011, RDA Hong Kong received an inquiry letter from the Hong Kong Inland Revenue Department requesting supporting documents for the 50:50 manufacturing offshore claim lodged for the year ended December 31, 2010.  RDA Hong Kong is awaiting feedback from the Hong Kong Inland Revenue Department after submission of a reply in June 2012. While this tax filing basis is subject to the Hong Kong Inland Revenue Department’s agreement, the Company believes that the inquiry letter will not result in a change in the tax position. If the Hong Kong Inland Revenue Department determines that RDA Hong Kong should not be eligible for the 50:50 manufacturing offshore claim, RDA Hong Kong would be subject to additional USD2.4 million, USD4.5 million and USD4.4 million  in tax liabilities for the years ended December 31, 2010, 2011 and 2012 respectively.

PRC

In December 2008, RDA Shanghai qualified as a High and New Technology Enterprise (“NHTE”) which, according to the CIT Law, could apply for and then enjoy a preferential CIT rate of 15% for the succeeding three years from 2008 to 2010 and RDA Shanghai had applied for and obtained such preferential CIT treatment. As a result, its CIT rate of RDA Shanghai for the period presented was 15%. In 2011, RDA Shanghai has completed the renewal of such NHTE qualification for the succeeding three years from 2011 to 2013.

In addition, under previous EIT Law, foreign-invested Integrated Circuit (“IC”) design enterprises were entitled to a two year income tax exemption and a three year 50% tax rate reduction starting from their respective first cumulatively profitable year (the “2+3 Tax Holiday”). In 2008, RDA Beijing qualified as an IC design enterprise and entered into its first year of the 2+3 Tax Holiday. Accordingly, RDA Beijing was exempted from CIT for the years 2008 and 2009 and was subject to CIT at a rate of 12.5% in 2010 and will be subject to that rate in 2011 and 2012. RDA Beijing also qualified as a NHTE in 2008. However, it elected not to apply for the preferential CIT rate of 15% because RDA Beijing was entitled to a lower rate under 2+3 Tax Holiday.

Effective from February 22, 2008, the dividends declared out of the profits earned after January 1, 2008 by a FIE to its immediate holding company outside PRC would be subject to withholding taxes at a rate of 10%. A favorable withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. The Company’s subsidiaries in China are considered FIEs and are wholly owned by RDA Tech, incorporated in Hong Kong. According to the tax treaty between the PRC and Hong Kong, dividends payable to its Hong Kong parent from FIE in the PRC will be subject to withholding tax at a rate of 5%. The Company has not provided deferred taxes on the undistributed earnings of its FIEs in the PRC because the Company intents to indefinitely invest all of FIEs’ earnings to further expand its businesses in the PRC. If such earnings were distributed in the form of dividends, additional tax may result. Determination of the related amount of unrecognized deferred taxes is not practicable.

Reconciliation of the differences between statutory tax rate and the effective tax rate

The reconciliation between the statutory income tax rate and the Company’s effective tax rate for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the Year Ended December 31,
	2010	2011	2012
Statutory income tax rate	8.25%	8.25%	8.25%
Tax differential from statutory rate applicable to RDA Hong Kong	3.34%	0.05%	(0.15)%

Effective income tax rate	11.59%	8.30%	8.10%

Significant components of deferred tax assets

	December 31,
	2011	2012
Property and equipment basis difference	14	—
Net operating loss carry-forwards	—	—

Total deferred tax assets	14	—

Significant components of deferred tax liabilities

	December 31,
	2011	2012
Property and equipment basis difference	—	98

Total deferred tax liabilities	—	98

The provision for income taxes for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the Year Ended December 31,
	2010	2011	2012
Current income tax expense	2,368	4,553	4,550
Deferred income tax expense	140	118	112
	2,508	4,671	4,662

As of December 31, 2012, the Company recorded a liability for uncertain tax provisions in accordance with ASC 740 that amounted to approximately USD230. The activity in the Company’s unrecognized tax benefits in 2010, 2011 and 2012 is summarized as follows:

Balance as of December 31, 2010	245
Reversal of accrual	(28)
Exchange rate difference	12

Balance as of December 31, 2011	229

Exchange rate difference	1

Balance as of December 31, 2012	230

The Company does not expect significant increases or decreases in unrecognized tax benefits within 12 months of December 31, 2012. The Company has not been subject to an examination by any major tax jurisdictions. The Company accrued interest and income tax penalties of USD161 and USD 164 as of December 31, 2011, and 2012, respectively for the uncertain tax provision identified. No income taxes or income tax penalties were paid in any of the periods presented.

The aggregated amount and per ordinary share effect of the tax holiday are as follows:

	For the Year Ended December 31,
	2010	2011	2012
The aggregated dollar effect	(146)	(687)	(1,312)
Per ordinary share effect — basic	(0.00)	(0.00)	(0.00)
Per ordinary share effect — diluted	(0.00)	(0.00)	(0.00)